PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

	December 31, 2017	December 31, 2016
Land	$9,857	$9,959
Building and improvements	45,525	44,240
Furniture, fixtures and equipment	12,845	14,188
Automobiles	247	368
	68,474	68,755
Less: accumulated depreciation	24,656	23,945
	$43,818	$44,810

Depreciation expense on premises and equipment totaled $3,162, $3,183 and $2,958 for the years ended December 31, 2017, 2016 and 2015, respectively and is included in occupancy expenses on the consolidated statements of earnings.